PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 93.0%
ASSET-BACKED SECURITIES 1.8%

Collateralized Loan Obligations 1.8%

Carlyle Global Market Strategies CLO 2015-5 Ltd. (Cayman Islands), Series 2015-5A, Class A1RR, 144A, 3 Month LIBOR + 1.080%	2.143%(c)	01/20/32	750	$735,795
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290%	2.136 (c)	10/15/32	1,000	984,986
TOTAL ASSET-BACKED SECURITIES

(cost $1,735,000)				1,720,781

BANK LOANS 1.7%

Airlines 0.2%

United AirLines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	4.711 (c)	04/21/28	153	148,696

Computers 0.1%

Banff Guarantor, Inc., Initial Term Loan (Second Lien), 1 Month LIBOR + 5.500%	6.560 (c)	02/27/26	50	47,938

Diversified/Conglomerate Services 0.3%

Intrado Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.060 (c)	10/10/24	350	312,339

Electric & Gas Marketing 0.1%

Heritage Power LLC, Term Loan, 3 Month LIBOR + 6.000%	7.000 (c)	07/30/26	141	60,466

Industrial Services 0.0%

Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	4.810 (c)	03/06/28	49	46,711

Insurance 0.2%

Asurion LLC, New B-4 Term Loan (Second Lien), 1 Month LIBOR + 5.250%	6.310 (c)	01/20/29	225	201,726

Media 0.1%

Diamond Sports Group LLC,
Term Loan (First Lien)	9.000 (c)	05/25/26	65	65,171
Term Loan (Second Lien)	4.092 (c)	08/24/26	40	11,805

				76,976

Oil & Gas 0.2%

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Term Loan (Second Lien), 3 Month LIBOR + 9.000%	10.021 (c)	11/01/25	118	125,178
CITGO Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	7.014 (c)	03/28/24	66	65,190

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Oil & Gas (cont’d.)

EG Group Ltd. (United Kingdom), Additional Term Facility (USD), 3 Month LIBOR + 4.250%	5.246%(c)	03/31/26	30	$28,485

				218,853

Software 0.3%

Misys Ltd. (United Kingdom), Dollar Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.739 (c)	06/13/24	124	116,409
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	6.187 (c)	07/14/28	205	195,999

				312,408

Telecommunications 0.2%

Xplornet Communications, Inc. (Canada), Refinancing Term Loan (First Lien), 1 Month LIBOR + 4.000%	5.060 (c)	10/02/28	224	205,405

TOTAL BANK LOANS

(cost $1,669,806)				1,631,518

CORPORATE BONDS 83.6%

Advertising 0.4%

Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	440	399,422

Aerospace & Defense 3.0%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	150	147,884
Sr. Unsec’d. Notes	5.930	05/01/60	350	342,261
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	150	126,240
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	300	274,374
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	299	290,262
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	304	296,090
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	490	449,025
Maxar Space Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	103	109,054
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	225	226,302
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	50	44,900
Gtd. Notes	5.500	11/15/27	450	430,912
Sr. Sec’d. Notes, 144A	6.250	03/15/26	100	101,735

				2,839,039

Agriculture 0.2%

Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	175	157,573

Airlines 0.7%

American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	175	198,796
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Multinational),
Sr. Sec’d. Notes, 144A	5.500	04/20/26	50	49,479
Sr. Sec’d. Notes, 144A	5.750	04/20/29	125	120,783

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	5.750%	01/20/26	50	$49,705
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	300	281,667

				700,430

Apparel 0.5%

Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	50	42,644
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	325	323,824
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	125	104,084

				470,552

Auto Manufacturers 2.9%

Allison Transmission, Inc.,
Gtd. Notes, 144A	3.750	01/30/31	350	299,821
Sr. Unsec’d. Notes, 144A	5.875	06/01/29	25	25,041
Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	100	116,348
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	75	63,443
Sr. Unsec’d. Notes	4.750	01/15/43	685	565,184
Sr. Unsec’d. Notes	5.291	12/08/46	175	154,088
Sr. Unsec’d. Notes	7.400	11/01/46	275	287,160
Sr. Unsec’d. Notes	9.625	04/22/30	265	322,849
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	400	359,235
Sr. Unsec’d. Notes	5.113	05/03/29	388	376,927
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	175	148,897
Wabash National Corp., Gtd. Notes, 144A	4.500	10/15/28	50	41,013

				2,760,006

Auto Parts & Equipment 1.4%

Adient Global Holdings Ltd. (Jersey, Channel Islands), Gtd. Notes, 144A	4.875	08/15/26	400	371,965
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	45	43,339
Gtd. Notes	6.500	04/01/27	375	356,304
Gtd. Notes	6.875	07/01/28	75	72,394
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	50	25,000
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	125	108,981
Sr. Unsec’d. Notes	4.500	02/15/32	100	85,711
Sr. Unsec’d. Notes	5.625	06/15/28	35	33,902
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	5.125	04/15/29	75	73,541
Sr. Sec’d. Notes, 144A	7.875	01/15/29	25	25,128
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	100	98,039

				1,294,304

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks 0.1%
Citigroup, Inc., Jr. Sub. Notes, 5 Year CMT + 3.417%	3.875%(c)	2/18/2026(rr)	75	$66,721
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	75	66,414

				133,135

Building Materials 2.2%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	165	122,372
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	150	142,142
Griffon Corp., Gtd. Notes	5.750	03/01/28	300	289,567
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	175	160,829
Masonite International Corp. (Canada),
Gtd. Notes, 144A	3.500	02/15/30	170	147,745
Gtd. Notes, 144A	5.375	02/01/28	25	24,975
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	125	106,874
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	500	466,756
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	325	273,504
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	150	135,265
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	48	45,559
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	120	116,078
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	100	100,444

				2,132,110

Chemicals 2.4%
Ashland LLC, Gtd. Notes	6.875	05/15/43	75	79,551
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	50	45,190
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	25	18,351
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	185	167,116
Gtd. Notes, 144A	5.750	11/15/28	140	138,166
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	75	69,188
Diamond BC BV (Netherlands), Gtd. Notes, 144A	4.625	10/01/29	155	131,817
EverArc Escrow Sarl (Luxembourg), Sr. Sec’d. Notes, 144A	5.000	10/30/29	105	91,186
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	300	288,928
SCIH Salt Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.625	05/01/29	25	22,398
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	175,022
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (d)	10.500	08/01/24	185	69,301
Sr. Sec’d. Notes, 144A	10.875	08/01/24	46	45,868
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	360	330,462

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Valvoline, Inc.,
Gtd. Notes, 144A	4.250%	02/15/30	25	$22,770
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	100	89,040
Venator Finance Sarl/Venator Materials LLC (Multinational),
Gtd. Notes, 144A	5.750	07/15/25	250	212,206
Sr. Sec’d. Notes, 144A	9.500	07/01/25	125	129,380
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	50	46,759
Sr. Sec’d. Notes, 144A	5.625	10/01/24	25	25,006
Sr. Unsec’d. Notes, 144A	5.625	08/15/29	60	49,209

				2,246,914

Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	41	44,277

Commercial Services 4.3%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	66	61,063
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	210	208,389
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	323,986
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	275	258,349
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Multinational), Sr. Sec’d. Notes, 144A	4.625	06/01/28	400	354,546
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	50	44,993
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	50	45,543
Gtd. Notes, 144A	4.625	10/01/27	50	48,136
APi Escrow Corp., Gtd. Notes, 144A	4.750	10/15/29	50	44,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	100	90,944
Gtd. Notes, 144A	5.375	03/01/29	125	114,309
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	23,669
Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	75	63,623
Gartner, Inc., Gtd. Notes, 144A	3.625	06/15/29	50	46,194
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	350	350,804
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	25	22,907
Gtd. Notes, 144A	5.000	12/01/29	50	43,847
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	350	293,157
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	200	189,587
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	100	90,361

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Service Corp. International,
Sr. Unsec’d. Notes	3.375%	08/15/30	50	$43,790
Sr. Unsec’d. Notes	4.000	05/15/31	150	139,624
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	175	157,250
Gtd. Notes	3.875	02/15/31	175	158,936
Gtd. Notes	4.875	01/15/28	75	74,800
Gtd. Notes	5.250	01/15/30	275	275,701
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	515	531,071

				4,099,579

Computers 0.5%
Condor Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	165	145,676
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	150	141,692
Gtd. Notes, 144A	5.125	04/15/29	100	95,384
Gtd. Notes, 144A	5.250	10/01/30	50	46,392

				429,144

Distribution/Wholesale 0.5%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	100	101,408
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	425	370,509

				471,917

Diversified Financial Services 3.8%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	100	94,337
goeasy Ltd. (Canada), Gtd. Notes, 144A	4.375	05/01/26	150	134,387
Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	125	102,826
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	400	360,860
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	150	120,138
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	125	112,040
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	350	324,217
Gtd. Notes, 144A	4.375	05/15/31	50	45,004
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	400	359,314
Gtd. Notes, 144A	6.000	01/15/27	125	121,411
Navient Corp., Sr. Unsec’d. Notes	5.500	03/15/29	75	65,819
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	150	130,106
Gtd. Notes	4.000	09/15/30	225	190,936
Gtd. Notes	6.625	01/15/28	594	594,759
Gtd. Notes	6.875	03/15/25	125	127,116
Gtd. Notes	7.125	03/15/26	250	256,476
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	50	42,059
Gtd. Notes, 144A	5.375	10/15/25	175	169,780

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.,
Gtd. Notes, 144A	3.625%	03/01/29	75	$65,052
Gtd. Notes, 144A	4.000	10/15/33	50	40,977
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Multinational),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	150	127,389
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	75	70,660

				3,655,663

Electric 4.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	375	330,420
Sr. Sec’d. Notes, 144A	4.500	02/15/28	186	178,341
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	40	35,600
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	250	222,860
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	834	778,230
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	140	140,253
Gtd. Notes	6.625	01/15/27	30	30,836
Gtd. Notes, 144A	3.375	02/15/29	175	155,457
Gtd. Notes, 144A	3.625	02/15/31	200	175,894
Gtd. Notes, 144A	3.875	02/15/32	75	65,998
Gtd. Notes, 144A	5.250	06/15/29	350	342,777
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	175	165,449
Sr. Sec’d. Notes	5.250	07/01/30	443	409,462
Vistra Corp.,
Jr. Sub. Notes, 144A, 5 Year CMT + 5.740%	7.000 (c)	12/15/2026(rr)	100	96,141
Jr. Sub. Notes, 144A, 5 Year CMT + 6.930%	8.000 (c)	10/15/2026(rr)	125	124,217
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	200	186,537
Gtd. Notes, 144A	5.000	07/31/27	290	283,770
Gtd. Notes, 144A	5.500	09/01/26	50	49,846
Gtd. Notes, 144A	5.625	02/15/27	750	749,772

				4,521,860

Electrical Components & Equipment 0.5%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375	03/31/29	50	42,346
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	300	311,770
Gtd. Notes, 144A	7.250	06/15/28	100	105,037

				459,153

Electronics 0.2%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	155	154,330
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	15	13,422

				167,752

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125%	03/15/27	50	$49,903
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	50	39,480
TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	50	44,198

				133,581

Entertainment 2.1%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A	10.000	06/15/26	82	62,479
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	240	242,778
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	100	85,285
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	150	144,840
Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29	50	44,685
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	225	226,685
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	75	69,120
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	125	106,332
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	75	61,377
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	267	246,745
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29	150	118,923
Gtd. Notes, 144A	5.875	09/01/31	200	157,085
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	75	69,657
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	200	211,011
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	180	159,625
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	25	25,432

				2,032,059

Environmental Control 0.1%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	25	22,562
Gtd. Notes, 144A	4.375	08/15/29	125	111,854

				134,416

Food 3.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
Gtd. Notes, 144A	3.500	03/15/29	325	283,408
Gtd. Notes, 144A	5.875	02/15/28	25	24,564
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	375	335,867
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	75	62,497

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food (cont’d.)
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500%	04/15/25	150	$141,433
Sr. Sec’d. Notes, 144A	4.625	11/15/28	50	45,630
JBS Finance Luxembourg Sarl (Luxembourg), Gtd. Notes, 144A	3.625	01/15/32	340	288,096
JBS USA LUX SA/JBS USA Finance, Inc. (Multinational), Gtd. Notes, 144A	6.750	02/15/28	160	166,437
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (Multinational),
Gtd. Notes, 144A	6.500	04/15/29	275	278,622
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	25	24,354
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	50	44,284
Gtd. Notes	4.875	10/01/49	25	23,382
Gtd. Notes	5.200	07/15/45	25	24,362
Gtd. Notes	5.500	06/01/50	25	25,511
Gtd. Notes	6.500	02/09/40	25	27,923
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	175	162,287
Gtd. Notes, 144A	4.375	01/31/32	75	69,217
Market Bidco Finco PLC (United Kingdom), Sec’d. Notes, 144A	5.500	11/04/27	100	107,949
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	3.500	03/01/32	50	43,800
Gtd. Notes, 144A	4.250	04/15/31	675	624,876
Gtd. Notes, 144A	5.875	09/30/27	115	117,759
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	200	179,726
Gtd. Notes, 144A	5.500	12/15/29	75	71,482
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	275	241,353

				3,414,819

Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	150	149,375
Sr. Unsec’d. Notes	5.750	05/20/27	375	371,865
Sr. Unsec’d. Notes	5.875	08/20/26	78	79,296

				600,536

Healthcare-Products 0.9%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	450	406,263
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	525	465,045

				871,308

Healthcare-Services 3.5%
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	5.250	05/15/30	50	43,014

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A	3.750%	02/15/31	911	$747,069
Gtd. Notes, 144A	4.625	06/01/30	100	86,818
HCA, Inc.,
Gtd. Notes	5.875	02/15/26	75	78,700
Gtd. Notes	5.875	02/01/29	25	26,423
Gtd. Notes	7.500	11/06/33	75	88,313
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	50	50,970
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	725	609,067
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	200	191,926
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	4.250	06/01/29	875	822,600
Sr. Sec’d. Notes, 144A	4.375	01/15/30	350	326,862
Sr. Unsec’d. Notes	6.875	11/15/31	275	271,276

				3,343,038

Home Builders 4.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	100	86,097
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	75	63,181
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	225	202,043
Gtd. Notes	7.250	10/15/29	395	370,193
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	350	285,069
Gtd. Notes, 144A	6.250	09/15/27	145	135,992
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	50	40,812
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	25	25,495
Gtd. Notes, 144A	3.875	08/15/29	225	194,633
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	200	183,167
Gtd. Notes, 144A	5.000	03/01/28	75	67,929
KB Home,
Gtd. Notes	4.000	06/15/31	125	107,969
Gtd. Notes	4.800	11/15/29	250	232,291
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	150	122,312
Gtd. Notes	4.950	02/01/28	25	23,339
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	175	145,078
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	250	230,977
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	225	198,642

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
Sr. Unsec’d. Notes, 144A	4.750%	04/01/29	50	$42,828
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	200	185,043
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	300	300,912
Gtd. Notes, 144A	6.625	07/15/27	100	100,042
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	435	410,268
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	75	71,681
Gtd. Notes	5.700	06/15/28	15	14,334

				3,840,327

Home Furnishings 0.2%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	200	174,702

Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	150	129,288
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
Gtd. Notes, 144A	7.000	12/31/27	125	100,251
Sr. Sec’d. Notes, 144A	5.000	12/31/26	25	22,630

				252,169

Housewares 0.5%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	125	104,671
Gtd. Notes	4.375	02/01/32	50	41,422
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	375	286,566

				432,659

Insurance 0.1%
AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	50	46,315
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	75	63,987

				110,302

Internet 0.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	245	225,280
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	140	140,227

				365,507

Iron/Steel 0.3%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	116	117,337
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	25	22,674
Sr. Unsec’d. Notes	4.375	03/15/32	100	88,594
TMS International Corp., Sr. Unsec’d. Notes, 144A	6.250	04/15/29	25	20,077

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
United States Steel Corp., Sr. Unsec’d. Notes	6.875%	03/01/29	50	$50,032

				298,714

Leisure Time 0.1%
Viking Cruises Ltd. (Bermuda), Gtd. Notes, 144A	5.875	09/15/27	25	21,159
Viking Ocean Cruises Ship VII Ltd. (Bermuda), Sr. Sec’d. Notes, 144A	5.625	02/15/29	25	21,495
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	50	43,033

				85,687

Lodging 1.8%
Boyd Gaming Corp., Gtd. Notes	4.750	12/01/27	75	72,908
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	605	525,160
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	75	70,252
Gtd. Notes	4.750	10/15/28	350	318,556
Gtd. Notes	5.500	04/15/27	550	535,823
Wynn Macau Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	200	151,000

				1,673,699

Machinery-Constructions & Mining 0.0%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	50	46,742

Machinery-Diversified 0.6%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	190	172,718
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	382	372,501

				545,219

Media 7.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	600	528,023
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	650	573,270
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	250	207,370
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	425	366,104
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	367	338,547
Sr. Unsec’d. Notes, 144A	4.750	02/01/32	100	89,123
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	50	48,466
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	100	97,138
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	200	200,113
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	163,236
Gtd. Notes, 144A	4.125	12/01/30	200	172,123
Gtd. Notes, 144A	4.500	11/15/31	200	171,956
Gtd. Notes, 144A	5.375	02/01/28	680	646,778
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	325	255,333
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	500	418,108

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625%	08/15/27	751	$142,375
Sec’d. Notes, 144A	5.375	08/15/26	660	215,728
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	475	335,624
Gtd. Notes	5.875	11/15/24	200	183,869
Gtd. Notes	7.375	07/01/28	125	97,807
Gtd. Notes	7.750	07/01/26	309	264,142
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	100	98,870
Gtd. Notes, 144A	7.000	05/15/27	75	76,243
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26	40	39,452
Sr. Sec’d. Notes, 144A	5.250	08/15/27	100	94,004
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	25	23,126
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	50	47,139
Gtd. Notes, 144A	5.625	07/15/27	150	149,654
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	225	208,653
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	200	166,344
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	175	161,461
Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	99,622
Sr. Sec’d. Notes, 144A	6.625	06/01/27	325	329,631
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125	04/15/27	150	146,036
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	450	407,498

				7,562,966

Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	150	133,475

Mining 1.2%
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	200	178,563
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.500	03/01/24	315	314,846
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.125	04/15/32	100	99,692
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	75	73,512
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	50	44,539
Gtd. Notes, 144A	6.125	04/01/29	110	98,840
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	170	160,136

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Novelis Corp.,
Gtd. Notes, 144A	3.875%	08/15/31	100	$87,170
Gtd. Notes, 144A	4.750	01/30/30	75	71,243

				1,128,541

Miscellaneous Manufacturer 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	25	24,149
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	160	143,471

				167,620

Office & Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	75	66,331

Oil & Gas 6.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	125	127,532
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes (d) ^	7.875	12/15/24	310	2,108
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	325	331,278
Gtd. Notes, 144A	7.625	02/01/29	103	111,615
Gtd. Notes, 144A	8.375	07/15/26	81	87,923
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	325	326,425
Gtd. Notes, 144A	9.000	11/01/27	62	84,129
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	214	230,288
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	25	25,524
Gtd. Notes, 144A	5.875	02/01/29	125	128,299
Gtd. Notes, 144A	6.750	04/15/29	100	105,360
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	25	24,843
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	100	100,271
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	275	287,889
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	50	47,818
Gtd. Notes, 144A	6.750	03/01/29	125	124,922
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	25	24,670
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	25,238
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	225	229,762
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	35	36,174
EQT Corp., Sr. Unsec’d. Notes	3.900	10/01/27	50	48,174
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	175	171,348
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	75	72,947
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	225	217,975

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A	6.250%	11/01/28	25	$25,342
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	97,425
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	50	49,932
Gtd. Notes, 144A	7.125	02/01/27	350	367,098
Nabors Industries Ltd. (Bermuda),
Gtd. Notes, 144A	7.250	01/15/26	125	121,145
Gtd. Notes, 144A	7.500	01/15/28	325	308,590
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	150	144,429
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.150	05/15/28	50	55,184
Sr. Unsec’d. Notes	8.875	07/15/30	136	169,614
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	125	112,921
Gtd. Notes, 144A	4.625	05/01/30	150	135,264
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	25	24,216
Gtd. Notes, 144A	7.125	01/15/26	75	75,039
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	250	254,890
Gtd. Notes, 144A	4.750	02/15/30	145	141,991
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	350	341,755
Gtd. Notes	5.375	02/01/29	25	25,193
Gtd. Notes	5.375	03/15/30	125	127,073
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	75	69,810
Gtd. Notes	5.875	03/15/28	100	99,992
Gtd. Notes, 144A	4.500	04/30/30	75	68,267
Transocean, Inc. (Cayman Islands), Gtd. Notes, 144A	7.250	11/01/25	85	71,312

				5,858,994

Packaging & Containers 1.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 6.500% or PIK 7.250%, 144A	6.500	06/30/27	200	159,305
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (Multinational), Sr. Unsec’d. Notes, 144A	4.000	09/01/29	200	173,321
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	85	70,227
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, Cash coupon 9.000% or PIK 9.750%, 144A	9.000	01/15/26	75	71,286
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	375	346,876
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	175	160,135

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Sr. Unsec’d. Notes, 144A	8.250%	11/01/29	175	$146,779
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	75	72,278
OI European Group BV (Netherlands), Gtd. Notes, 144A	4.750	02/15/30	50	43,917
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	50	50,207
Gtd. Notes, 144A	6.625	05/13/27	25	24,645
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	50	45,187
Trident TPI Holdings, Inc., Gtd. Notes, 144A	9.250	08/01/24	50	48,250
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	45,489

				1,457,902

Pharmaceuticals 2.9%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	175	150,697
Gtd. Notes, 144A	5.125	03/01/30	50	43,483
Gtd. Notes, 144A	6.125	08/01/28	145	135,568
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	400	318,146
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	02/15/29	50	29,940
Gtd. Notes, 144A	5.250	01/30/30	250	146,184
Gtd. Notes, 144A	5.250	02/15/31	150	88,145
Gtd. Notes, 144A	6.250	02/15/29	1,515	944,379
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	42,962
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	150	133,504
Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	24,154
Jazz Securities DAC (Ireland), Sr. Sec’d. Notes, 144A	4.375	01/15/29	200	193,547
Organon & Co./Organon Foreign Debt Co.-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	200	191,339
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	190,877
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	150	124,868

				2,757,793

Pipelines 2.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	75	75,208
Gtd. Notes, 144A	5.750	03/01/27	285	286,157
Gtd. Notes, 144A	5.750	01/15/28	125	125,116
Gtd. Notes, 144A	7.875	05/15/26	100	105,837
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	150	138,616

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Gtd. Notes	4.500%	10/01/29	100	$97,672
Cheniere Energy, Inc., Sr. Sec’d. Notes	4.625	10/15/28	300	291,608
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	25	22,780
DCP Midstream Operating LP, Gtd. Notes	5.625	07/15/27	20	20,683
Energy Transfer LP, Jr. Sub. Notes, 5 Year CMT + 5.306%	7.125 (c)	5/15/2030(rr)	50	44,493
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	25	23,739
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	120	122,111
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	70	70,088
Sr. Unsec’d. Notes144A	7.500	06/01/27	25	25,000
Sr. Unsec’d. Notes144A	7.500	06/01/30	25	25,000
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	175	165,663
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	200	193,689
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	125	119,665
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	75	69,690
Gtd. Notes, 144A	6.000	03/01/27	134	130,638
Gtd. Notes, 144A	6.000	12/31/30	75	67,589
Gtd. Notes, 144A	6.000	09/01/31	50	44,120
Gtd. Notes, 144A	7.500	10/01/25	100	102,814
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	190	179,964
Sr. Sec’d. Notes, 144A	4.125	08/15/31	65	61,022
Western Midstream Operating LP, Sr. Unsec’d. Notes	3.950	06/01/25	25	24,713

				2,633,675

Real Estate 1.4%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	352	340,969
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	225	225,880
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	150	139,898
Gtd. Notes, 144A	4.375	02/01/31	250	222,306
Gtd. Notes, 144A	5.375	08/01/28	80	77,906
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	175	165,541
Realogy Group LLC/Realogy Co.-Issuer Corp.,
Gtd. Notes, 144A	5.250	04/15/30	175	152,687
Gtd. Notes, 144A	5.750	01/15/29	50	44,558

				1,369,745

Real Estate Investment Trusts (REITs) 2.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	225	176,910
Gtd. Notes	9.750	06/15/25	175	183,614

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sr. Unsec’d. Notes	4.750%	05/01/24	200	$190,235
Sr. Unsec’d. Notes	4.750	02/15/28	225	188,360
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	196	203,517
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	4.750	10/15/27	100	96,363
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	980	1,005,892
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	4.750	04/15/28	150	134,185

				2,179,076

Retail 3.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	250	220,347
Sr. Sec’d. Notes, 144A	3.875	01/15/28	125	117,984
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29	250	169,365
Sr. Sec’d. Notes, 144A	4.875	07/15/28	50	40,262
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, Cash coupon 7.750% or PIK 8.500%, 144A	7.750	04/01/27	25	20,160
Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29	200	140,860
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	02/07/25	400	389,275
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	250	216,588
Sr. Sec’d. Notes, 144A	4.625	01/15/29	100	90,948
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	150	121,665
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	50	36,653
Gtd. Notes, 144A	3.875	10/01/31	275	195,762
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	180	141,545
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	75	63,921
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	250	178,566
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	60,080
Gtd. Notes, 144A	7.500	10/15/27	75	74,799
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	75	64,617
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	125	124,047
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	225	208,873

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500%	03/15/29	200	$186,739
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	175	155,963

				3,019,019

Software 0.6%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	250	236,265
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	50	48,733
Camelot Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	4.500	11/01/26	150	143,987
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A	5.000	12/15/29	25	22,730
Rackspace Technology Global, Inc., Sr. Sec’d. Notes, 144A	3.500	02/15/28	110	96,071

				547,786

Specialty Retail 0.6%
Ferrellgas Escrow LLC ^	8.956	03/30/31	600	600,000

Telecommunications 4.9%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	600	602,382
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	50	46,662
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	250	245,339
Digicel Group Holdings Ltd. (Bermuda), Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	627	604,359
Digicel Group Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, Cash coupon 5.000% and PIK, 3.000% or PIK 8.000%, 144A	8.000	04/01/25	203	152,251
Digicel International Finance Ltd./Digicel international Holdings Ltd. (Multinational),
Gtd. Notes, 144A	8.000	12/31/26	200	170,232
Sr. Sec’d. Notes, 144A	8.750	05/25/24	250	239,053
Digicel Ltd. (Bermuda), Gtd. Notes, 144A	6.750	03/01/23	325	256,289
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	400	385,153
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes ^	0.000	08/01/23	490	1
Gtd. Notes144A ^	0.000	10/15/24	25	0
Gtd. Notes144A ^	0.000	07/15/25	295	0
Sr. Sec’d. Notes, 144A	6.500	03/15/30	300	280,838
Level 3 Financing, Inc., Gtd. Notes, 144A	4.250	07/01/28	600	532,970
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	7.600	09/15/39	27	23,249
Sr. Unsec’d. Notes	7.650	03/15/42	40	34,448
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	250	252,587
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	125	162,301
Sprint Corp.,
Gtd. Notes	7.625	03/01/26	75	83,100

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Gtd. Notes	7.875%	09/15/23	75	$78,772
Switch Ltd., Gtd. Notes, 144A	4.125	06/15/29	25	25,187
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	185	175,450
Viavi Solutions, Inc., Gtd. Notes, 144A	3.750	10/01/29	25	22,579
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	125	109,164
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	235	187,998

				4,670,364

Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	125	107,441

TOTAL CORPORATE BONDS

(cost $87,720,458)				79,599,042

U.S. TREASURY OBLIGATION 4.0%
U.S. Treasury Notes	2.500	03/31/27	3,820	3,763,596

TOTAL U.S. TREASURY OBLIGATION

(cost $3,745,367)				3,763,596

			Shares
COMMON STOCKS 1.9%
Oil, Gas & Consumable Fuels 1.5%
Chesapeake Energy Corp.			11,790	1,148,110
Chesapeake Energy Corp. Backstop Commitment *			68	6,622
Civitas Resources, Inc.			3,225	246,229

				1,400,961

Specialty Retail 0.2%
Ferrellgas Partners LP (Class B Stock)			728	149,240

Telecommunications 0.2%
Intelsat Emergence SA (Luxembourg) *			7,625	229,227

TOTAL COMMON STOCKS

(cost $875,818)				1,779,428

			Units
WARRANT 0.0%
Chemicals 0.0%
TPC Group, Inc. expiring 08/01/24^*			129,605	609

TOTAL WARRANT

(cost $-)				609

Description			Units	Value

RIGHT 0.0%
Telecommunications 0.0%
Intelsat Jackson Holdings SA expiring 12/05/25^*			1,594	$1,799
TOTAL RIGHT

(cost $–)				1,799

TOTAL LONG-TERM INVESTMENTS
(cost $95,746,449)				88,496,773

			Shares

SHORT-TERM INVESTMENT 6.4%
UNAFFILIATED MUTUAL FUND 6.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $6,062,539)			6,062,539	6,062,539

	Interest Rate	Maturity Date	Principal Amount (000)#
TIME DEPOSIT 0.0%
Sumitomo Mitsui Banking Corp. (Japan) (cost $9,027)	0.400%	06/01/22	9	9,027

TOTAL SHORT-TERM INVESTMENTS (cost $6,071,566)				6,071,566

TOTAL INVESTMENTS 99.4% (cost $101,818,015)				94,568,339
Other assets in excess of liabilities 0.6%				611,587

NET ASSETS 100.0%				$95,179,926

Below is a list of the abbreviation(s) used in the quarterly report:
144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A-Annual payment frequency for swaps
CDX-Credit Derivative Index
CLO-Collateralized Loan Obligation
CMT-Constant Maturity Treasury
LIBOR-London Interbank Offered Rate
OTC-Over-the-counter
PIK-Payment-in-Kind
Q-Quarterly payment frequency for swaps
S-Semiannual payment frequency for swaps
SOFR-Secured Overnight Financing Rate
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $604,517 and 0.64% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such security may be post-maturity.
(rr)	Perpetual security. Maturity date represents next call date.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Futures contracts outstanding at May 31, 2022:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
39	10 Year U.S. Treasury Notes	Sep. 2022	$4,658,672	$(7,193)
12	2 Year U.S. Treasury Notes	Sep. 2022	2,533,219	3,049
31	5 Year U.S. Treasury Notes	Sep. 2022	3,501,547	(6,098)

				(10,242)

	Short Positions:
6	U.S. Long Bond	Sep. 2022	836,625	2,491
4	U.S. Ultra Bond	Sep. 2022	623,000	3,250

				5,741

				$(4,501)

Forward foreign currency exchange contracts outstanding at May 31, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound, Expiring 06/06/22	BNP Paribas SA	GBP 89	$111,240	$112,148	$908	$–

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound, Expiring 06/06/22	Bank of America NA	GBP 89	112,148	109,244	–	(2,904)
Expiring 07/05/22	BNP Paribas SA	GBP 89	112,170	111,263	–	(907)

			$216,696	$220,507	$–	$(3,811)

					$908	$(3,811)

Credit default swap agreements outstanding at May 31, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022 (4)	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices-Buy Protection(1):
CDX.NA.IG.38	06/20/32	1.000%(Q)	2,415	N/A	$33,878	$26,333	$(7,545)
Centrally Cleared Credit Default Swap Agreement on credit indices-Sell Protection(2):
CDX.NA.HY.38	06/20/27	5.000%(Q)	2,540	4.61%	$(22,603)	$65,131	$87,734

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Total return swap agreements outstanding at May 31, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield	SOFR(A)	BNP Paribas SA	03/20/23	(70)	$(2,233)	$(32)	$(2,201)

					$(2,233)	$(32)	$(2,201)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).